Disposals of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Guangdong Hanfei
Disposals of subsidiaries
Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2020
RMB’000
Cash received (Note (i))	20,000
Cash and cash equivalents disposed of	(828)
Net cash inflow in respect of disposal of Guangdong Hanfei	19,172

Note:

(i)

The cash consideration in relation to the disposal of Guangdong Hanfei amounted to RMB61,000,000 of which RMB20,000,000 was received in December 2020 and the remaining balance of RMB41,000,000 was fully settled subsequent to 31 December 2020.

Guangdong Hanfei One
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	2,949
Intangible assets	10,903
Goodwill	—
Deferred tax assets	—
Inventories	3,462
Trade and other receivables	9,911
Cash and cash equivalents	1,329
Income tax payables	(18,410)
Trade payables and other payables	(22,047)
Borrowings	—
Contract liabilities	(304)
Lease liabilities	—
Non-controlling interests	(37,565)
Net assets of subsidiary	(49,772)
Loss on disposal of subsidiary	37,688
Consideration	(12,084)

Satisfied by:
Cash consideration	—
Settlement of pre-existing balances	(12,084)
(12,084)

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2021
RMB’000

Cash received	—
Cash and cash equivalents disposed of	(1,329)
Net cash inflow in respect of disposal	(1,329)

Disposals of subsidiaries | Yinchuanshi Pengai
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	3,910
Intangible assets	17
Deferred tax assets	175
Inventories	66
Trade and other receivables	97
Cash and cash equivalents	1
Income tax receivables	75
Trade payables and other payables	(263)
Contract liabilities	(12)
Lease liabilities	(1,896)
Non-controlling interests	(618)
Net assets of subsidiary	1,552
Loss on disposal of subsidiary	(729)
Cash consideration	823

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Yinchuanshi Pengai is as follows:

2020
RMB’000
Cash received	823
Cash and cash equivalents disposed of	(1)
Net cash inflow in respect of disposal of Yinchuanshi Pengai	822

Disposals of subsidiaries | Guangdong Hanfei
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	165,711
Intangible assets	58,541
Goodwill	102,971
Deferred tax assets	575
Inventories	9,472
Trade and other receivables	57,249
Cash and cash equivalents	828
Income tax payables	(11,464)
Trade payables and other payables	(90,143)
Borrowings	(4,705)
Contract liabilities	(7,477)
Lease liabilities	(132,385)
Non-controlling interests	(27,961)
Net assets of subsidiary	121,212
Loss on disposal of subsidiary	(55,387)

Consideration	65,825

Satisfied by:
Cash consideration (Note (i))	61,000
Settlement of pre-existing balances (Note (ii))	4,825

65,825